Accrued expenses and other current liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Charging station expenses	$ 5,311,727	$ 4,811,852	$ 2,396,854
Lease incentive liability	3,641,842	4,038,322	7,054,670
Employee related expenses	2,682,634	3,712,880	1,418,020
Financing transaction costs		3,459,719
Other	725,613	2,274,252	578,054
Deposit liability	850,000	2,508,701	1,871,831
Accrued interest	35,119	1,426,156	708,000
Total accrued expenses and other liabilities	$ 13,918,456	$ 22,231,882	$ 14,027,429